Salary and benefit payable	12 Months Ended
Dec. 31, 2023
Salary and benefit payable
Salary And Benefit Payable

20. Salary and benefit payable

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Salary and benefit payable to employees	9,599	11,433
Consulting expenses payable to a shareholder’s representatives(1)	2,580	2,580
Total	12,179	14,013

As of December 31, 2023, due to liquidity issue faced by the Company, the Company was unable to pay its employees on monthly basis.

(1) See Note 27 of Notes to the Consolidated Financial Statements, Section 3. Consulting expenses for representatives from a shareholder for detailed disclosure.